Label	Element	Value
Lazard U.S. Equity Concentrated Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock
THE LAZARD FUNDS, INC.

Lazard U.S. Equity Value Portfolio

Supplement to Prospectus dated March 31, 2011

The Board of Directors of The Lazard Funds, Inc. (the "Board") has approved, for Lazard U.S. Equity Value Portfolio (the "Portfolio"), changing the Portfolio's investment strategy and changing the name of the Portfolio to Lazard U.S. Equity Concentrated Portfolio.  The Portfolio will invest primarily in equity securities, principally common stocks, of U.S. companies of any market capitalization.  The Portfolio will have a concentrated portfolio of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $1 billion.  The Portfolio will seek to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.  Lazard Asset Management LLC (the "Investment Manager" ) will employ a philosophy for the Portfolio based on value creation through its process of bottom-up stock selection, and the Investment Manager will implement a disciplined portfolio construction process.  The Investment Manager's fundamental research will seek to identify investments typically featuring robust organic cash flow, balance sheet strength and operational flexibility.

In connection with the investment strategy change, the Board also has approved changing the Portfolio's diversification status from "diversified" to "non-diversified" (the "Reclassification"), as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act").  Generally, a fund that is non-diversified may invest a higher percentage of its assets in a smaller number of companies than a diversified fund.  Pursuant to the 1940 Act, a fund is only permitted to change its status from diversified to non-diversified with the approval of fund shareholders.  The Board will call a meeting of Portfolio shareholders to approve the Reclassification, although the Investment Manager owns a sufficient amount of the Portfolio's shares to approve the proposed Reclassification.  Accordingly, it is anticipated that the Reclassification, as well as the Portfolio's name change and the changes to the Portfolio's investment strategy described above, will be effective as of May 31, 2012.  Also effective May 31, 2012, the Portfolio's portfolio managers will be Christopher H. Blake, Martin Flood and Andrew D. Lacey.

From March 16, 2012 through May 30, 2012, shareholders will be permitted to exchange or redeem shares of the Portfolio without incurring any applicable redemption fees ordinarily charged by the Portfolio.  If you hold your shares through a broker or other financial intermediary, however, you may be subject to fees or charges specific to that broker or intermediary, and may have limitations in your ability to exchange Portfolio shares.  Please contact your broker or intermediary for further details.

Dated:  March 16, 2012

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard U.S. Equity Concentrated Portfolio